DERIVATIVES ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative notionals
Derivative Notionals

	Hedging instruments under ASC 815(1)(2)		Other derivative instruments
			Trading derivatives		Management hedges(3)
In millions of dollars	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Interest rate contracts
Swaps	$151,331	$166,576	$19,145,250	$22,208,794	$47,324	$28,969
Futures and forwards	97	—	6,864,276	6,868,340	30,834	38,421
Written options	—	—	2,921,070	3,033,617	4,759	2,606
Purchased options	—	—	2,768,528	2,887,605	7,320	4,575
Total interest rate contract notionals	$151,428	$166,576	$31,699,124	$34,998,356	$90,237	$74,571
Foreign exchange contracts
Swaps	$19,042	$23,007	$5,492,145	$4,765,687	$22,676	$23,960
Futures, forwards and spot	56,964	72,124	3,251,132	2,563,649	3,419	3,034
Written options	—	448	1,194,325	1,125,664	—	—
Purchased options	—	819	1,215,961	1,131,816	—	—
Total foreign exchange contract notionals	$76,006	$96,398	$11,153,563	$9,586,816	$26,095	$26,994
Equity contracts
Swaps	$—	$—	$192,366	$180,963	$—	$—
Futures and forwards	—	—	37,557	33,735	—	—
Written options	—	—	304,579	298,876	—	—
Purchased options	—	—	266,070	265,062	—	—
Total equity contract notionals	$—	$—	$800,572	$778,636	$—	$—
Commodity and other contracts
Swaps	$—	$—	$70,774	$70,561	$—	$—
Futures and forwards	182	789	142,530	106,474	—	—
Written options	—	—	74,627	72,648	—	—
Purchased options	—	—	69,629	66,051	—	—
Total commodity and other contract notionals	$182	$789	$357,560	$315,734	$—	$—
Credit derivatives(4)
Protection sold	$—	$—	$859,420	$950,922	$—	$—
Protection purchased	—	—	883,003	981,586	19,470	23,628
Total credit derivatives	$—	$—	$1,742,423	$1,932,508	$19,470	$23,628
Total derivative notionals	$227,616	$263,763	$45,753,242	$47,612,050	$135,802	$125,193

(1)
The notional amounts presented in this table do not include hedge accounting relationships under ASC 815 where Citigroup is hedging the foreign currency risk of a net investment in a foreign operation by issuing a foreign-currency-denominated debt instrument. The notional amount of such debt was $1,825 million and $2,102 million at December 31, 2016 and December 31, 2015, respectively.

(2)
Derivatives in hedge accounting relationships accounted for under ASC 815 are recorded in either Other assets/Other liabilities or Trading account assets/Trading account liabilities on the Consolidated Balance Sheet.

(3)
Management hedges represent derivative instruments used to mitigate certain economic risks, but for which hedge accounting is not applied. These derivatives are recorded in either Other assets/Other liabilities or Trading account assets/Trading account liabilities on the Consolidated Balance Sheet.

(4)
Credit derivatives are arrangements designed to allow one party (protection buyer) to transfer the credit risk of a “reference asset” to another party (protection seller). These arrangements allow a protection seller to assume the credit risk associated with the reference asset without directly purchasing that asset. The Company enters into credit derivative positions for purposes such as risk management, yield enhancement, reduction of credit concentrations and diversification of overall risk.

Derivative mark-to-market (MTM) receivables/payables
Derivative Mark-to-Market (MTM) Receivables/Payables

In millions of dollars at December 31, 2016	Derivatives classified in trading account assets / liabilities(1)(2)(3)		Derivatives classified in Other assets / liabilities(2)(3)
Derivatives instruments designated as ASC 815 hedges	Assets	Liabilities	Assets	Liabilities
Over-the-counter	$716	$171	$1,927	$22
Cleared	3,530	2,154	47	82
Interest rate contracts	$4,246	$2,325	$1,974	$104
Over-the-counter	$2,494	$393	$747	$645
Foreign exchange contracts	$2,494	$393	$747	$645
Total derivative instruments designated as ASC 815 hedges	$6,740	$2,718	$2,721	$749
Derivatives instruments not designated as ASC 815 hedges
Over-the-counter	$244,072	$221,534	$225	$5
Cleared	120,920	130,855	240	349
Exchange traded	87	47	—	—
Interest rate contracts	$365,079	$352,436	$465	$354
Over-the-counter	$182,659	$186,867	$—	$60
Cleared	482	470	—	—
Exchange traded	27	31	—	—
Foreign exchange contracts	$183,168	$187,368	$—	$60
Over-the-counter	$15,625	$19,119	$—	$—
Cleared	1	21	—	—
Exchange traded	8,484	7,376	—	—
Equity contracts	$24,110	$26,516	$—	$—
Over-the-counter	$13,046	$14,234	$—	$—
Exchange traded	719	798	—	—
Commodity and other contracts	$13,765	$15,032	$—	$—
Over-the-counter	$19,033	$19,563	$159	$78
Cleared	5,582	5,874	47	310
Credit derivatives(4)	$24,615	$25,437	$206	$388
Total derivatives instruments not designated as ASC 815 hedges	$610,737	$606,789	$671	$802
Total derivatives	$617,477	$609,507	$3,392	$1,551
Cash collateral paid/received(5)(6)	$11,188	$15,731	$8	$1
Less: Netting agreements(7)	(519,000)	(519,000)	—	—
Less: Netting cash collateral received/paid(8)	(45,912)	(49,811)	(1,345)	(53)
Net receivables/payables included on the consolidated balance sheet(9)	$63,753	$56,427	$2,055	$1,499
Additional amounts subject to an enforceable master netting agreement, but not offset on the Consolidated Balance Sheet
Less: Cash collateral received/paid	$(819)	$(19)	$—	$—
Less: Non-cash collateral received/paid	(11,767)	(5,883)	(530)	—
Total net receivables/payables(9)	$51,167	$50,525	$1,525	$1,499

(1)	The trading derivatives fair values are presented in Note 24 to the Consolidated Financial Statements.

(2)	Derivative mark-to-market receivables/payables related to management hedges are recorded in either Other assets/Other liabilities or Trading account assets/Trading account liabilities.

(3)
Over-the-counter (OTC) derivatives are derivatives executed and settled bilaterally with counterparties without the use of an organized exchange or central clearing house. Cleared derivatives include derivatives executed bilaterally with a counterparty in the OTC market, but then novated to a central clearing house, whereby the central clearing house becomes the counterparty to both of the original counterparties. Exchange traded derivatives include derivatives executed directly on an organized exchange that provides pre-trade price transparency.

(4)
The credit derivatives trading assets comprise $8,871 million related to protection purchased and $15,744 million related to protection sold as of December 31, 2016. The credit derivatives trading liabilities comprise $16,722 million related to protection purchased and $8,715 million related to protection sold as of December 31, 2016.

(5)
For the trading account assets/liabilities, reflects the net amount of the $60,999 million and $61,643 million of gross cash collateral paid and received, respectively. Of the gross cash collateral paid, $49,811 million was used to offset trading derivative liabilities and, of the gross cash collateral received, $45,912 million was used to offset trading derivative assets.

(6)
For cash collateral paid with respect to non-trading derivative assets, reflects the net amount of $61 million of gross cash collateral paid, of which $53 million is netted against non-trading derivative positions within Other liabilities. For cash collateral received with respect to non-trading derivative liabilities, reflects the net amount of $1,346 million of gross cash collateral received, of which $1,345 million is netted against OTC non-trading derivative positions within Other assets.

(7)
Represents the netting of derivative receivable and payable balances with the same counterparty under enforceable netting agreements. Approximately $383 billion, $128 billion and $8 billion of the netting against trading account asset/liability balances is attributable to each of the OTC, cleared and exchange-traded derivatives, respectively.

(8)
Represents the netting of cash collateral paid and received by counterparty under enforceable credit support agreements. Substantially all cash collateral received and paid is netted against OTC derivative assets and liabilities, respectively.

(9)	The net receivables/payables include approximately $7 billion of derivative asset and $9 billion of derivative liability fair values not subject to enforceable master netting agreements, respectively.

In millions of dollars at December 31, 2015	Derivatives classified in trading account assets / liabilities(1)(2)(3)		Derivatives classified in Other assets / liabilities(2)(3)
Derivatives instruments designated as ASC 815 hedges	Assets	Liabilities	Assets	Liabilities
Over-the-counter	$262	$105	$2,328	$106
Cleared	4,607	1,471	5	—
Interest rate contracts	$4,869	$1,576	$2,333	$106
Over-the-counter	$2,688	$364	$95	$677
Foreign exchange contracts	$2,688	$364	$95	$677
Total derivative instruments designated as ASC 815 hedges	$7,557	$1,940	$2,428	$783
Derivatives instruments not designated as ASC 815 hedges
Over-the-counter	$289,124	$267,761	$182	$12
Cleared	120,848	126,532	244	216
Exchange traded	53	35	—	—
Interest rate contracts	$410,025	$394,328	$426	$228
Over-the-counter	$126,474	$133,361	$—	$66
Cleared	134	152	—	—
Exchange traded	21	36	—	—
Foreign exchange contracts	$126,629	$133,549	$—	$66
Over-the-counter	$14,560	$20,107	$—	$—
Cleared	28	3	—	—
Exchange traded	7,297	6,406	—	—
Equity contracts	$21,885	$26,516	$—	$—
Over-the-counter	$16,794	$18,641	$—	$—
Exchange traded	1,216	1,912	—	—
Commodity and other contracts	$18,010	$20,553	$—	$—
Over-the-counter	$31,072	$30,608	$711	$245
Cleared	3,803	3,560	131	318
Credit derivatives(4)	$34,875	$34,168	$842	$563
Total derivatives instruments not designated as ASC 815 hedges	$611,424	$609,114	$1,268	$857
Total derivatives	$618,981	$611,054	$3,696	$1,640
Cash collateral paid/received(5)(6)	$4,911	$13,628	$8	$37
Less: Netting agreements(7)	(524,481)	(524,481)	—	—
Less: Netting cash collateral received/paid(8)	(43,227)	(42,609)	(1,949)	(53)
Net receivables/payables included on the Consolidated Balance Sheet(9)	$56,184	$57,592	$1,755	$1,624
Additional amounts subject to an enforceable master netting agreement, but not offset on the Consolidated Balance Sheet
Less: Cash collateral received/paid	$(779)	$(2)	$—	$—
Less: Non-cash collateral received/paid	(9,855)	(5,131)	(270)	—
Total net receivables/payables(9)	$45,550	$52,459	$1,485	$1,624

(1)	The trading derivatives fair values are presented in Note 24 to the Consolidated Financial Statements.

(2)	Derivative mark-to-market receivables/payables related to management hedges are recorded in either Other assets/Other liabilities or Trading account assets/Trading account liabilities.

(3)
Over-the-counter (OTC) derivatives include derivatives executed and settled bilaterally with counterparties without the use of an organized exchange or central clearing house. Cleared derivatives include derivatives executed bilaterally with a counterparty in the OTC market, but then novated to a central clearing house, whereby the central clearing house becomes the counterparty to both of the original counterparties. Exchange traded derivatives include derivatives executed directly on an organized exchange that provides pre-trade price transparency.

(4)
The credit derivatives trading assets comprise $17,957 million related to protection purchased and $16,918 million related to protection sold as of December 31, 2015. The credit derivatives trading liabilities comprise $16,968 million related to protection purchased and $17,200 million related to protection sold as of December 31, 2015.

(5)
For the trading account assets/liabilities, reflects the net amount of the $47,520 million and $56,855 million of gross cash collateral paid and received, respectively. Of the gross cash collateral paid, $42,609 million was used to offset derivative liabilities and, of the gross cash collateral received, $43,227 million was used to offset derivative assets.

(6)
For cash collateral paid with respect to non-trading derivative assets, reflects the net amount of $61 million of the gross cash collateral paid, of which $53 million is netted against non-trading derivative positions within Other liabilities. For cash collateral received with respect to non-trading derivative liabilities, reflects the net amount of $1,986 million of gross cash collateral received of which $1,949 million is netted against non-trading derivative positions within Other assets.

(7)
Represents the netting of derivative receivable and payable balances with the same counterparty under enforceable netting agreements. Approximately $391 billion, $126 billion and $7 billion of the netting against trading account asset/liability balances is attributable to each of the OTC, cleared and exchange-traded derivatives, respectively.

(8)
Represents the netting of cash collateral paid and received by counterparty under enforceable credit support agreements. Substantially all cash collateral received and paid is netted against OTC derivative assets and liabilities, respectively.

(9)	The net receivables/payables include approximately $10 billion of derivative asset and $10 billion of liability fair values not subject to enforceable master netting agreements.

Schedule of gains (losses) on derivatives not designated in a qualifying hedging relationship recognized in Other revenue and gains (losses) on fair value hedges
The following table summarizes the gains (losses) on the Company’s fair value hedges:

	Gains (losses) on fair value hedges(1)
	Year ended December 31,
In millions of dollars	2016	2015	2014
Gain (loss) on the derivatives in designated and qualifying fair value hedges
Interest rate contracts	$(753)	$(847)	$1,546
Foreign exchange contracts	(1,415)	1,315	1,367
Commodity contracts	182	41	(221)
Total gain (loss) on the derivatives in designated and qualifying fair value hedges	$(1,986)	$509	$2,692
Gain (loss) on the hedged item in designated and qualifying fair value hedges
Interest rate hedges	$668	$792	$(1,496)
Foreign exchange hedges	1,573	(1,258)	(1,422)
Commodity hedges	(210)	(35)	250
Total gain (loss) on the hedged item in designated and qualifying fair value hedges	$2,031	$(501)	$(2,668)
Hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges
Interest rate hedges	$(84)	$(47)	$53
Foreign exchange hedges	4	(23)	(16)
Total hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges	$(80)	$(70)	$37
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges
Interest rate contracts	$(1)	$(8)	$(3)
Foreign exchange contracts(2)	154	80	(39)
Commodity hedges(2)	(28)	6	29
Total net gain (loss) excluded from assessment of the effectiveness of fair value hedges	$125	$78	$(13)

(1)	Amounts are included in Other revenue on the Consolidated Statement of Income. The accrued interest income on fair value hedges is recorded in Net interest revenue and is excluded from this table.

(2)
Amounts relate to the premium associated with forward contracts (differential between spot and contractual forward rates). These amounts are excluded from the assessment of hedge effectiveness and are reflected directly in earnings.

The amounts recognized in Other revenue in the Consolidated Statement of Income related to derivatives not designated in a qualifying hedging relationship are shown below. The table below does not include any offsetting gains/losses on the economically hedged items to the extent such amounts are also recorded in Other revenue.

	Gains (losses) included in Other revenue
In millions of dollars	2016	2015	2014
Interest rate contracts	$(81)	$117	$(227)
Foreign exchange	12	(39)	14
Credit derivatives	(1,009)	476	(150)
Total Citigroup	$(1,078)	$554	$(363)

Schedule of pretax change in accumulated other comprehensive income (loss) from cash flow hedges
The pretax change in AOCI from cash flow hedges is presented below:

	Year ended December 31,
In millions of dollars	2016	2015	2014
Effective portion of cash flow hedges included in AOCI
Interest rate contracts	$(219)	$357	$299
Foreign exchange contracts	69	(220)	(167)
Credit derivatives	—	—	2
Total effective portion of cash flow hedges included in AOCI	$(150)	$137	$134
Effective portion of cash flow hedges reclassified from AOCI to earnings
Interest rate contracts	$(140)	$(186)	$(260)
Foreign exchange contracts	(93)	(146)	(149)
Total effective portion of cash flow hedges reclassified from AOCI to earnings(1)	$(233)	$(332)	$(409)

(1)	Included primarily in Other revenue and Net interest revenue on the Consolidated Income Statement.

Schedule of key characteristics of credit derivative portfolio
The following tables summarize the key characteristics of Citi’s credit derivatives portfolio by counterparty and derivative form:

	Fair values		Notionals
In millions of dollars at December 31, 2016	Receivable(1)	Payable(2)	Protection purchased	Protection sold
By industry/counterparty
Banks	$11,895	$10,930	$407,992	$414,720
Broker-dealers	3,536	3,952	115,013	119,810
Non-financial	82	99	4,014	2,061
Insurance and other financial institutions	9,308	10,844	375,454	322,829
Total by industry/counterparty	$24,821	$25,825	$902,473	$859,420
By instrument
Credit default swaps and options	$24,502	$24,631	$883,719	$852,900
Total return swaps and other	319	1,194	18,754	6,520
Total by instrument	$24,821	$25,825	$902,473	$859,420
By rating
Investment grade	$9,605	$9,995	$675,138	$648,247
Non-investment grade	15,216	15,830	227,335	211,173
Total by rating	$24,821	$25,825	$902,473	$859,420
By maturity
Within 1 year	$4,113	$4,841	$293,059	$287,262
From 1 to 5 years	17,735	17,986	551,155	523,371
After 5 years	2,973	2,998	58,259	48,787
Total by maturity	$24,821	$25,825	$902,473	$859,420

(1)	The fair value amount receivable is composed of $9,077 million under protection purchased and $15,744 million under protection sold.

(2)	The fair value amount payable is composed of $17,110 million under protection purchased and $8,715 million under protection sold.

	Fair values		Notionals
In millions of dollars at December 31, 2015	Receivable(1)	Payable(2)	Protection purchased	Protection sold
By industry/counterparty
Banks	$18,377	$16,988	$513,335	$508,459
Broker-dealers	5,895	6,697	155,195	152,604
Non-financial	128	123	3,969	2,087
Insurance and other financial institutions	11,317	10,923	332,715	287,772
Total by industry/counterparty	$35,717	$34,731	$1,005,214	$950,922
By instrument
Credit default swaps and options	$34,849	$34,158	$981,999	$940,650
Total return swaps and other	868	573	23,215	10,272
Total by instrument	$35,717	$34,731	$1,005,214	$950,922
By rating
Investment grade	$12,694	$13,142	$764,040	$720,521
Non-investment grade	23,023	21,589	241,174	230,401
Total by rating	$35,717	$34,731	$1,005,214	$950,922
By maturity
Within 1 year	$3,871	$3,559	$265,632	$254,225
From 1 to 5 years	27,991	27,488	669,834	639,460
After 5 years	3,855	3,684	69,748	57,237
Total by maturity	$35,717	$34,731	$1,005,214	$950,922

(1)	The fair value amount receivable is composed of $18,799 million under protection purchased and $16,918 million under protection sold.

(2)	The fair value amount payable is composed of $17,531 million under protection purchased and $17,200 million under protection sold.